Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Equity

4.  EQUITY

a)   Share capital

On December 31, 2025 and 2024, the Company’s issued and share capital was R$14,309 (R$14,309 on December 31, 2024) represented by 956,601,911 common shares (956,601,911 on December 31, 2024) and 1,905,179,984 preferred shares (1,905,179,984 on December 31, 2024), both of them with nominal value of R$5.00, as demonstrated below:

Shareholders	Number of shares on December 31, 2025
	Common	%	Preferred	%	Total	%
State of Minas Gerais	487,540,664	50.97	22,210	0	487,562,874	17
PZENA	-	-	95,239,166	5	95,239,166	3
FIA Dinâmica Energia S/A	313,988,379	32.82	163,860,580	9	477,848,959	17
BNDES Participações	106,610,119	11.14	-	-	106,610,119	4
BlackRock	-	-	190,624,959	10	190,624,959	7
Others
In Brazil	38,081,468	3.98	277,480,999	15	315,562,467	11
Foreign shareholders	10,381,281	1.09	1,177,952,070	62	1,188,333,351	42
Total	956,601,911	100	1,905,179,984	100	2,861,781,895	100

Shareholders	Number of shares on December 31, 2024
	Common	%	Preferred	%	Total	%
State of Minas Gerais	487,540,664	50.97	22,210	-	487,562,874	17.04
PZENA	310,667,579	32.48	147,792,680	7.76	458,460,259	16.02
FIA Dinâmica Energia S/A	106,610,119	11.14	-	-	106,610,119	3.73
BNDES Participações	-	-	95,239,166	5.00	95,239,166	3.33
BlackRock	-	-	282,815,226	14.84	282,815,226	9.88
Others
In Brazil	39,409,416	4.12	106,878,372	5.61	146,287,788	5.11
Foreign shareholders	12,374,133	1.29	1,272,432,330	66.79	1,284,806,463	44.90
Total	956,601,911	100.00	1,905,179,984	100.00	2,861,781,895	100.00

The Company’s Share Capital may be increased by up to a limit of 10% (ten percent) of the share capital set in the by-laws, without need for change in the by-laws and upon decision of the Board of Directors, having previously heard statement of opinion issued by the Fiscal Council.

b)  Reserves

Capital reserves

	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investment-related donations and subsidies (1)	-	-	1,857
Goodwill on issuance of shares	394	394	394
Shares in treasury	(1)	(1)	(1)
	393	393	2,250

(1)	This reserve was used for a capital increase through a stock bonus, as described in this explanatory note

The reserve for treasury shares refers to the pass-through by Finor (‘Fundo de Investimentos do Nordeste’) of shares arising from funds applied in CEMIG projects in the area covered by Sudene (the development agency for the Northeast) under tax incentive programs.

Profit reserves

	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Legal reserve	2,266	2,024	1,674
Profit retention reserve	11,544	10,389	8,899
Unrealized profit reserve	-	835	835
Incentive tax reserve	406	327	213
Reserve for mandatory dividends not distributed	-	-	1,420
	14,216	13,575	13,041

Legal reserve

Constitution of the legal reserve is mandatory, up to the limits established by law. The purpose of the reserve is to ensure the security of the share capital, its use being allowed only for offsetting of losses or increase capital. This reserve constitution corresponds to 5% of the net income for the year, less the amount allocated to incentive tax reserve.

Statutory reserve

The reserve under the By-laws is for future payment of extraordinary dividends, in accordance with Article 28 of the by-laws.

Retained earnings reserve

Retained earnings reserves refers to incomes not distributed in prior years, to guarantee execution of the Company’s Investment Program, and amortization of loans and debentures. The retentions are supported by capital budgets approved by the Board of Directors in the respective years.

Unrealized earnings reserve

Article of the Brazilian corporate law no. 6,404/76 allows the Company to pay the mandatory dividend, calculated as required by the Bylaws up to the amounts of the realized portion of the net income for the year.

The establishment of the reserve for unrealized profits, in turn, may not impair the payment of the statutory dividends of the preferred shares, which amount to R$953, as described in further detail in Note 3.5 (d). Additionally, considering that the creation of the reserve for unrealized profits is optional, Management decided to propose an equal remuneration to the holders of common shares, in view of the Company’s expected financial capacity.

The reserve for unrealized profits, with a balance of R$835, was realized in 2025.

The amounts recorded in the reserve for unrealized profits may be used solely for the payment of the minimum mandatory dividend. Accordingly, such amounts were added to the declared dividend due to the financial realization of the reserve.

Incentives tax reserve

The CEMIG D, CEMIG GT and Volta do Rio have a right to 75% reduction in income tax, including the tax paid at the additional rate, calculated on the basis of the operating income in the region of Sudene (the Development Agency for the Northeast), for 10 years starting in 2014. In 2023, this benefit was renewed, valid for another 10 years.

The amount of the incentive recognized in the Statement of income was R$79 in 2025 (R$114 in 2024), and it was subsequently transferred to the incentives tax reserve. This reserve cannot be used for payment of dividends.

c)  Other comprehensive income

	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Adjustments to actuarial liabilities – Employee benefits	(737)	(1,306)	(2,072)
Deemed cost of PP&E	392	405	421
Others	3	1	3
Valuation adjustments	(342)	(900)	(1,648)

The adjustments to post-employment benefit obligations comprise gains or losses resulting from re-measurements of the net defined-benefit obligation, in accordance with the actuarial report, net of tax effects.

The amounts recorded as deemed cost of the generation assets represents its fair value determined using the replacement cost at initial adoption of IFRS on January 1, 2009. The valuation of the generation assets resulted in an increase in their book value, recorded in a specific line in Equity, net of the tax effects. These values are being realized based on the depreciation of the assets.

The amounts recognized as cash flow hedge correspond to the changes in the fair value of the designated hedging instrument. Further details are provided in Note 19.